Other Compensation Costs - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense	$ 3,200	$ 2,100
Share-Based Payment Arrangement, Expense	$ 1,250	960
Employee Stock Option | Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	1
Share-based compensation arrangement by share-based payment award, ward vesting period	5 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value	$ 25,000
Share-Based Payment Arrangement, Expense	$ 1,300	$ 1,000